Segment information	12 Months Ended
Mar. 31, 2019
Segment information
Segment information

5.  Segment information

For management purposes, the Group is organized into lines of business (LOBs) based on its products and services and has reportable segments as mentioned below. The LOBs offer different products and services, and are managed separately because the nature of products and methods used to distribute the services are different. For each of these LOBs, Chief Executive Officer (CEO) reviews internal management reports. Accordingly, the Chief Executive Officer (CEO) is construed to be the Chief Operating Decision Maker (CODM). Segment revenue less service cost from each LOB’s are reported and reviewed by the CODM on a monthly basis.

The following summary describes the operations in each of the Group’s reportable segments:

1.

Air Ticketing:  Through internet, mobile based platform and call-centers , the Group provides the facility to book and service international and domestic air tickets to ultimate customers through B2C (Business to Consumer), Business to Enterprise (B2E) and B2B2C (Business to Business to Consumer) channels. All these channels share similar characteristics as they are engaged in facilitation of booking of air tickets. Management believes that it is appropriate to aggregate these channels as one reporting segment due to the similarities in the nature of business.

2.

Hotels and Packages: Through an internet and mobile based platform and call-centers, the group provides holiday packages and hotel reservations. For internal reporting purpose, the revenue related to Airline Ticketing issued as a component of group developed holiday package is assigned to Hotel and Package segment and is recorded on a gross basis. The hotel reservations form integral part of the holiday packages and, accordingly, management believes that it is appropriate to aggregate these services as one reportable segment due to similarities in the nature of services.

3.

Other operations primarily include the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers, income from sale of rail and bus tickets and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Information about Reportable Segments:

	Air Ticketing			Hotels and Packages			Others			Total
	March 31			March 31			March 31			March 31
Particulars	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
Segment revenue	3,656,976	5,012,931	5,708,152	5,326,414	6,628,236	6,162,926	373,423	607,346	1,058,953	9,356,813	12,248,513	12,930,031
Service cost	—	—	—	(4,179,486)	(4,930,757)	(4,282,803)	—	—	—	(4,179,486)	(4,930,757)	(4,282,803)
Segment results	3,656,976	5,012,931	5,708,152	1,146,928	1,697,479	1,880,123	373,423	607,346	1,058,953	5,177,327	7,317,756	8,647,228

Other income										25,282	90,001	263,785
Unallocated expenses										(6,790,437)	(10,342,290)	(10,907,467)
Operating loss (before depreciation and amortization)										(1,587,828)	(2,934,533)	(1,996,454)
Finance cost										(149,863)	(153,056)	(263,290)
Depreciation and amortization										(275,587)	(425,600)	(581,746)
Finance income										139,158	91,912	41,310
Share of loss of joint venture										(9,441)	(10,559)	(12,772)
Change in fair value of warrants- gain/(loss)										230,111	(563,253)	1,667,193
Listing and related expense (refer note 44)										(4,242,526)	—	—
Loss before taxes										(5,895,976)	(3,995,089)	(1,145,758)
Tax expense										(40,987)	(56,887)	(47,837)
Loss for the year										(5,936,963)	(4,051,976)	(1,193,595)

Reconciliation of information on Reportable Segments to IFRS measures:

	Air Ticketing			Hotels and Packages			Others			Total
	March 31			March 31			March 31			March 31
Particulars	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
Segment revenue	3,656,976	5,012,931	5,708,152	5,326,414	6,628,236	6,162,926	373,423	607,346	1,058,953	9,356,813	12,248,513	12,930,031
Less: customer inducement and acquisition costs**	—	—	(2,258,887)	—	—	(1,248,506)	—	—	(64,058)	—	—	(3,571,451)
Revenue	3,656,976	5,012,931	3,449,265	5,326,414	6,628,236	4,914,420	373,423	607,346	994,895	9,356,813	12,248,513	9,358,580

Unallocated expenses										(6,790,437)	(10,342,290)	(10,907,467)
Less: customer inducement and acquisition costs**										—	—	3,571,451
Unallocated expenses										(6,790,437)	(10,342,290)	(7,336,016)

Notes: **For purposes of reporting to the CODM, certain promotion expenses including upfront cash incentives, loyalty programs costs for customer inducement and acquisition costs for promoting transactions across various booking platforms, which are reported as a reduction of revenue, are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses (included under Unallocated expenses).

Assets and liabilities are not identified to any reportable segments, since the Group uses them interchangeably across segments and, consequently, the Management believes that it is not practicable to provide segment disclosures relating to total assets and liabilities.

Geographical Information:

Given that Company’s products and services are available on a technology platform to customers globally, consequently, the necessary information to track accurate geographical location of customers is not available.

Non-current assets are disclosed based on respective physical location of the assets

	Non Current Assets*
	March 31,	March 31,
	2018	2019
India	2,454,884	2,385,110
Others	12,073	6,805
Total	2,466,957	2,391,915

*Non-current assets presented above represent property, plant and equipment and intangible assets and goodwill.

Major Customers:

Considering the nature of business, customers normally include individuals and business enterprises. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues.